Income Taxes	12 Months Ended
Jun. 30, 2021
21. Income Tax

20. Income Taxes

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2019 - 26.5%) to the effective tax rate is as follows:

	As at	As at
	June 30,	June 30,
	2021	2020
Net loss for the year	$(41,960,484)	$(977,635)
Statutory rate	26.5%	26.5%

Expected income tax recovery	(11,119,530)	(259,073)
Other adjustments	63,830	22,553
Non-deductible expenses	-	(102,150)
Share cost of issue booked to equity	(30,060)	(2,070)
Share based compensation	992,210
Change in value of warrant liability	9,668,900
Utilization of losses not previously recognized	-	-
Change in tax benefits not recognized	424,650	340,740
Income tax (recovery)	$-	$-

Deferred Tax

The following table summarizes the components of deferred tax:

	As at	As at
	June 30,	June 30,
	2021	2020
Deferred tax assets
Royalty obligation	$318,060	$-
Share cost of issue	387,770	-
Operating tax losses carried forward	54,590	-
Subtotal of deferred tax assets	760,420	-

Deferred tax liabilities
Royalty receivable	760,420	-
Subtotal of deferred tax liabilities	760,420	-

Net deferred tax asset (liability)	$-	$-

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Unrecognized Deferred Tax Assets

Deferred taxes are provided because of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	As at	As at
	June 30,	June 30,
	2021	2020
Canadian operating tax losses carry-forward	$25,041,650	$23,419,560
Capital losses carry-forward	53,000	53,000
Non-Canadian losses	1,465,890	1,316,520
Property, plant and equipment	188,560	188,980
Share cost of issue	-	128,300
Canadian exploration and development tax pools	3,754,990	4,198,270
Unrecognized deferred tax assets	$30,504,090	$29,304,630

20. Income Taxes (continued)

The Canadian operating tax losses carry-forward will expire as noted in the table below. The capital losses carry forward may be carried forward indefinitely but can only be used to reduce capital gains. Non-Canadian losses will expire in 2025. The remaining deductible temporary differences may be carried forward indefinitely. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the group can utilize the benefits therefrom.

As at
June 30,
2021
2027	627,560
2028	808,270
2029	817,410
2030	1,382,860
2031	1,948,650
2032	2,491,120
2033	2,077,470
2034	2,528,580
2035	2,013,770
2036	1,448,930
2037	1,837,300
2038	2,104,660
2039	1,777,140
2040	1,349,840
2041	1,828,090
Canadian operating tax losses carry-forward	25,041,650

Although NextSource redomiciled into Canada on December 27, 2017, the Company is treated as a United States corporation for United States federal income tax purposes and is subject to United States federal income tax on its worldwide income. However, for Canadian tax purposes, NextSource is treated as a Canadian resident company for Canadian income tax purposes. As a result, NextSource is subject to taxation both in Canada and the United States.